Acquired Intangible Assets, Net (Tables)	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Acquired Intangible Assets, Net

Acquired intangible assets, net consist of the following:

	As of December 31,		As of September 30,
	2011	2012	2013
	(in thousands)		(unaudited)
Assembled workforce(1)	$—	$1,900	$1,900
Technology Licenses	150	150	116
Software	—	—	265
Montage Macao license(2)	—	—	129
Less: accumulated amortization	(56)	(554)	(1,390)

	$94	$1,496	$1,020